UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-09439

Exact name of registrant as specified in charter:	Prudential Investment Portfolios 5

Address of principal executive offices:	655 Broad Street, 17th Floor,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
655 Broad Street, 17th Floor,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	7/31/2018

Date of reporting period:	4/30/2018

Item 1. Schedule of Investments

PGIM 60/40 Allocation Fund
Schedule of Investments as of April 30, 2018 (unaudited)
Description	Shares	Value
Long-Term Investments 99.9%
Affiliated Mutual Funds
PGIM QMA Large-Cap Core Equity Fund (Class R6)	480	$ 8,101
PGIM Total Return Bond Fund (Class R6)	388	5,477

Total Long-Term Investments (cost $14,237)		13,578
Short-Term Investment 81.4%
Affiliated Mutual Fund
PGIM Core Ultra Short Bond Fund (cost $11,057)	11,057	11,057

TOTAL INVESTMENTS 181.3% (cost $25,294)(w)		24,635
Liabilities in excess of other assets (81.3)%		(11,046)

Net Assets 100.0%		$ 13,589

See Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

(w)	PGIM Investments LLC, the manager of the Fund, also serves as the manager of the underlying funds in which the Fund invests.
Fair Value Measurements:
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.
Level 1—unadjusted quoted prices generally in active markets for identical securities.
Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.
Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.
The following is a summary of the inputs used as of April 30, 2018 in valuing such portfolio securities:
	Level 1	Level 2	Level 3
Investments in Securities
Affiliated Mutual Funds	$24,635	$—	$—
During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

Prudential Day One 2010 Fund
Schedule of Investments as of April 30, 2018 (unaudited)
Description	Shares	Value
Long-Term Investments 91.0%
Affiliated Mutual Funds
PGIM Core Conservative Bond Fund (Class R6)	90,290	$ 874,004
PGIM Global Real Estate Fund (Class R6)	14,901	348,841
PGIM Jennison Small-Cap Core Equity Fund (Class R6)	4,695	57,659
PGIM QMA Commodity Strategies Fund (Class R6)	26,869	290,725
PGIM QMA International Developed Markets Index Fund (Class R6)	22,977	289,513
PGIM QMA Large-Cap Core Equity Fund (Class R6)	40,876	689,983
PGIM QMA Mid-Cap Core Equity Fund (Class R6)	5,003	57,383
PGIM QMA US Broad Market Index Fund (Class R6)	28,448	345,646
PGIM TIPS Fund (Class R6)	150,749	1,463,769
PGIM Total Return Bond Fund (Class R6)	61,914	874,846

Total Long-Term Investments (cost $5,278,644)		5,292,369
Short-Term Investment 9.4%
Affiliated Mutual Fund
PGIM Core Ultra Short Bond Fund (cost $547,842)	547,842	547,842

TOTAL INVESTMENTS 100.4% (cost $5,826,486)(w)		5,840,211
Liabilities in excess of other assets (0.4)%		(21,320)

Net Assets 100.0%		$ 5,818,891

See Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

(w)	PGIM Investments LLC, the manager of the Fund, also serves as the manager of the underlying funds in which the Fund invests.
Fair Value Measurements:
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.
Level 1—unadjusted quoted prices generally in active markets for identical securities.
Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.
Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.
The following is a summary of the inputs used as of April 30, 2018 in valuing such portfolio securities:
	Level 1	Level 2	Level 3
Investments in Securities
Affiliated Mutual Funds	$5,840,211	$—	$—

Prudential Day One 2010 Fund
Schedule of Investments as of April 30, 2018 (unaudited) (continued)
During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

Prudential Day One 2015 Fund
Schedule of Investments as of April 30, 2018 (unaudited)
Description	Shares	Value
Long-Term Investments 90.9%
Affiliated Mutual Funds
PGIM Core Conservative Bond Fund (Class R6)	106,329	$ 1,029,264
PGIM Global Real Estate Fund (Class R6)	20,248	474,011
PGIM Jennison Small-Cap Core Equity Fund (Class R6)	6,380	78,349
PGIM QMA Commodity Strategies Fund (Class R6)	36,510	395,042
PGIM QMA International Developed Markets Index Fund (Class R6)	37,466	472,076
PGIM QMA Large-Cap Core Equity Fund (Class R6)	64,801	1,093,835
PGIM QMA Mid-Cap Core Equity Fund (Class R6)	13,596	155,948
PGIM QMA US Broad Market Index Fund (Class R6)	45,099	547,955
PGIM TIPS Fund (Class R6)	196,647	1,909,439
PGIM Total Return Bond Fund (Class R6)	72,913	1,030,254

Total Long-Term Investments (cost $7,164,353)		7,186,173
Short-Term Investment 9.3%
Affiliated Mutual Fund
PGIM Core Ultra Short Bond Fund (cost $733,788)	733,788	733,788

TOTAL INVESTMENTS 100.2% (cost $7,898,141)(w)		7,919,961
Liabilities in excess of other assets (0.2)%		(16,410)

Net Assets 100.0%		$ 7,903,551

See Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

(w)	PGIM Investments LLC, the manager of the Fund, also serves as the manager of the underlying funds in which the Fund invests.
Fair Value Measurements:
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.
Level 1—unadjusted quoted prices generally in active markets for identical securities.
Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.
Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.
The following is a summary of the inputs used as of April 30, 2018 in valuing such portfolio securities:
	Level 1	Level 2	Level 3
Investments in Securities
Affiliated Mutual Funds	$7,919,961	$—	$—

Prudential Day One 2015 Fund
Schedule of Investments as of April 30, 2018 (unaudited) (continued)
During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

Prudential Day One 2020 Fund
Schedule of Investments as of April 30, 2018 (unaudited)
Description	Shares	Value
Long-Term Investments 92.5%
Affiliated Mutual Funds
PGIM Core Conservative Bond Fund (Class R6)	325,761	$ 3,153,371
PGIM Global Real Estate Fund (Class R6)	67,210	1,573,379
PGIM Jennison Small-Cap Core Equity Fund (Class R6)	21,179	260,080
PGIM QMA Commodity Strategies Fund (Class R6)	121,188	1,311,256
PGIM QMA International Developed Markets Index Fund (Class R6)	145,094	1,828,178
PGIM QMA Large-Cap Core Equity Fund (Class R6)	245,842	4,149,818
PGIM QMA Mid-Cap Core Equity Fund (Class R6)	45,134	517,692
PGIM QMA US Broad Market Index Fund (Class R6)	192,482	2,338,656
PGIM TIPS Fund (Class R6)	598,207	5,808,589
PGIM Total Return Bond Fund (Class R6)	223,378	3,156,327

Total Long-Term Investments (cost $23,987,475)		24,097,346
Short-Term Investment 8.1%
Affiliated Mutual Fund
PGIM Core Ultra Short Bond Fund (cost $2,104,174)	2,104,174	2,104,174

TOTAL INVESTMENTS 100.6% (cost $26,091,649)(w)		26,201,520
Liabilities in excess of other assets (0.6)%		(155,293)

Net Assets 100.0%		$ 26,046,227

See Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

(w)	PGIM Investments LLC, the manager of the Fund, also serves as the manager of the underlying funds in which the Fund invests.
Fair Value Measurements:
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.
Level 1—unadjusted quoted prices generally in active markets for identical securities.
Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.
Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.
The following is a summary of the inputs used as of April 30, 2018 in valuing such portfolio securities:
	Level 1	Level 2	Level 3
Investments in Securities
Affiliated Mutual Funds	$26,201,520	$—	$—

Prudential Day One 2020 Fund
Schedule of Investments as of April 30, 2018 (unaudited) (continued)
During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

Prudential Day One 2025 Fund
Schedule of Investments as of April 30, 2018 (unaudited)
Description	Shares	Value
Long-Term Investments 93.6%
Affiliated Mutual Funds
PGIM Core Conservative Bond Fund (Class R6)	271,060	$ 2,623,865
PGIM Global Real Estate Fund (Class R6)	74,563	1,745,529
PGIM Jennison Small-Cap Core Equity Fund (Class R6)	23,497	288,545
PGIM QMA Commodity Strategies Fund (Class R6)	134,448	1,454,727
PGIM QMA International Developed Markets Index Fund (Class R6)	206,962	2,607,724
PGIM QMA Large-Cap Core Equity Fund (Class R6)	340,936	5,754,999
PGIM QMA Mid-Cap Core Equity Fund (Class R6)	50,075	574,354
PGIM QMA US Broad Market Index Fund (Class R6)	237,276	2,882,896
PGIM TIPS Fund (Class R6)	573,197	5,565,739
PGIM Total Return Bond Fund (Class R6)	247,826	3,501,787

Total Long-Term Investments (cost $26,860,957)		27,000,165
Short-Term Investment 7.1%
Affiliated Mutual Fund
PGIM Core Ultra Short Bond Fund (cost $2,043,780)	2,043,780	2,043,780

TOTAL INVESTMENTS 100.7% (cost $28,904,737)(w)		29,043,945
Liabilities in excess of other assets (0.7)%		(189,020)

Net Assets 100.0%		$ 28,854,925

See Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

(w)	PGIM Investments LLC, the manager of the Fund, also serves as the manager of the underlying funds in which the Fund invests.
Fair Value Measurements:
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.
Level 1—unadjusted quoted prices generally in active markets for identical securities.
Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.
Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.
The following is a summary of the inputs used as of April 30, 2018 in valuing such portfolio securities:
	Level 1	Level 2	Level 3
Investments in Securities
Affiliated Mutual Funds	$29,043,945	$—	$—

Prudential Day One 2025 Fund
Schedule of Investments as of April 30, 2018 (unaudited) (continued)
During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

Prudential Day One 2030 Fund
Schedule of Investments as of April 30, 2018 (unaudited)
Description	Shares	Value
Long-Term Investments 94.9%
Affiliated Mutual Funds
PGIM Core Conservative Bond Fund (Class R6)	159,163	$ 1,540,700
PGIM Global Real Estate Fund (Class R6)	65,679	1,537,545
PGIM Jennison Small-Cap Core Equity Fund (Class R6)	20,697	254,156
PGIM QMA Commodity Strategies Fund (Class R6)	94,743	1,025,113
PGIM QMA Emerging Markets Equity Fund (Class R6)	19,695	256,038
PGIM QMA International Developed Markets Index Fund (Class R6)	243,067	3,062,645
PGIM QMA Large-Cap Core Equity Fund (Class R6)	405,409	6,843,297
PGIM QMA Mid-Cap Core Equity Fund (Class R6)	66,159	758,847
PGIM QMA US Broad Market Index Fund (Class R6)	313,496	3,808,973
PGIM TIPS Fund (Class R6)	292,257	2,837,817
PGIM Total Return Bond Fund (Class R6)	163,707	2,313,183

Total Long-Term Investments (cost $23,994,085)		24,238,314
Short-Term Investment 5.1%
Affiliated Mutual Fund
PGIM Core Ultra Short Bond Fund (cost $1,301,099)	1,301,099	1,301,099

TOTAL INVESTMENTS 100.0% (cost $25,295,184)(w)		25,539,413
Liabilities in excess of other assets (0.0)%		(853)

Net Assets 100.0%		$ 25,538,560

See Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

(w)	PGIM Investments LLC, the manager of the Fund, also serves as the manager of the underlying funds in which the Fund invests.
Fair Value Measurements:
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.
Level 1—unadjusted quoted prices generally in active markets for identical securities.
Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.
Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.
The following is a summary of the inputs used as of April 30, 2018 in valuing such portfolio securities:

Prudential Day One 2030 Fund
Schedule of Investments as of April 30, 2018 (unaudited) (continued)
	Level 1	Level 2	Level 3
Investments in Securities
Affiliated Mutual Funds	$25,539,413	$—	$—
During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

Prudential Day One 2035 Fund
Schedule of Investments as of April 30, 2018 (unaudited)
Description	Shares	Value
Long-Term Investments 98.0%
Affiliated Mutual Funds
PGIM Core Conservative Bond Fund (Class R6)	95,599	$ 925,393
PGIM Global Real Estate Fund (Class R6)	39,446	923,420
PGIM Jennison Small-Cap Core Equity Fund (Class R6)	29,833	366,349
PGIM QMA Commodity Strategies Fund (Class R6)	68,281	738,796
PGIM QMA Emerging Markets Equity Fund (Class R6)	56,777	738,104
PGIM QMA International Developed Markets Index Fund (Class R6)	204,375	2,575,131
PGIM QMA Large-Cap Core Equity Fund (Class R6)	303,006	5,114,739
PGIM QMA Mid-Cap Core Equity Fund (Class R6)	63,576	729,222
PGIM QMA US Broad Market Index Fund (Class R6)	256,066	3,111,205
PGIM TIPS Fund (Class R6)	134,064	1,301,760
PGIM Total Return Bond Fund (Class R6)	104,885	1,482,031

Total Long-Term Investments (cost $17,800,682)		18,006,150
Short-Term Investment 2.1%
Affiliated Mutual Fund
PGIM Core Ultra Short Bond Fund (cost $398,866)	398,866	398,866

TOTAL INVESTMENTS 100.1% (cost $18,199,548)(w)		18,405,016
Liabilities in excess of other assets (0.1)%		(27,527)

Net Assets 100.0%		$ 18,377,489

See Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

(w)	PGIM Investments LLC, the manager of the Fund, also serves as the manager of the underlying funds in which the Fund invests.
Fair Value Measurements:
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.
Level 1—unadjusted quoted prices generally in active markets for identical securities.
Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.
Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.
The following is a summary of the inputs used as of April 30, 2018 in valuing such portfolio securities:

Prudential Day One 2035 Fund
Schedule of Investments as of April 30, 2018 (unaudited) (continued)
	Level 1	Level 2	Level 3
Investments in Securities
Affiliated Mutual Funds	$18,405,016	$—	$—
During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

Prudential Day One 2040 Fund
Schedule of Investments as of April 30, 2018 (unaudited)
Description	Shares	Value
Long-Term Investments 99.0%
Affiliated Mutual Funds
PGIM Core Conservative Bond Fund (Class R6)	78,564	$ 760,503
PGIM Global Real Estate Fund (Class R6)	40,524	948,663
PGIM Jennison Small-Cap Core Equity Fund (Class R6)	30,649	376,363
PGIM QMA Commodity Strategies Fund (Class R6)	70,147	758,991
PGIM QMA Emerging Markets Equity Fund (Class R6)	58,329	758,281
PGIM QMA International Developed Markets Index Fund (Class R6)	224,960	2,834,501
PGIM QMA Large-Cap Core Equity Fund (Class R6)	333,529	5,629,959
PGIM QMA Mid-Cap Core Equity Fund (Class R6)	81,644	936,460
PGIM QMA US Broad Market Index Fund (Class R6)	278,542	3,384,289
PGIM TIPS Fund (Class R6)	78,689	764,068
PGIM Total Return Bond Fund (Class R6)	107,744	1,522,418

Total Long-Term Investments (cost $18,411,623)		18,674,496
Short-Term Investment 1.1%
Affiliated Mutual Fund
PGIM Core Ultra Short Bond Fund (cost $219,279)	219,279	219,279

TOTAL INVESTMENTS 100.1% (cost $18,630,902)(w)		18,893,775
Liabilities in excess of other assets (0.1)%		(27,686)

Net Assets 100.0%		$ 18,866,089

See Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

(w)	PGIM Investments LLC, the manager of the Fund, also serves as the manager of the underlying funds in which the Fund invests.
Fair Value Measurements:
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.
Level 1—unadjusted quoted prices generally in active markets for identical securities.
Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.
Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.
The following is a summary of the inputs used as of April 30, 2018 in valuing such portfolio securities:

Prudential Day One 2040 Fund
Schedule of Investments as of April 30, 2018 (unaudited) (continued)
	Level 1	Level 2	Level 3
Investments in Securities
Affiliated Mutual Funds	$18,893,775	$—	$—
During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

Prudential Day One 2045 Fund
Schedule of Investments as of April 30, 2018 (unaudited)
Description	Shares	Value
Long-Term Investments 100.0%
Affiliated Mutual Funds
PGIM Core Conservative Bond Fund (Class R6)	36,508	$ 353,402
PGIM Global Real Estate Fund (Class R6)	25,107	587,749
PGIM Jennison Small-Cap Core Equity Fund (Class R6)	28,483	349,773
PGIM QMA Commodity Strategies Fund (Class R6)	32,595	352,678
PGIM QMA Emerging Markets Equity Fund (Class R6)	45,173	587,248
PGIM QMA International Developed Markets Index Fund (Class R6)	167,251	2,107,369
PGIM QMA Large-Cap Core Equity Fund (Class R6)	206,641	3,488,108
PGIM QMA Mid-Cap Core Equity Fund (Class R6)	60,701	696,235
PGIM QMA US Broad Market Index Fund (Class R6)	172,575	2,096,784
PGIM TIPS Fund (Class R6)	24,380	236,729
PGIM Total Return Bond Fund (Class R6)	58,414	825,384

Total Long-Term Investments (cost $11,521,092)		11,681,459
Short-Term Investment 0.3%
Affiliated Mutual Fund
PGIM Core Ultra Short Bond Fund (cost $32,507)	32,507	32,507

TOTAL INVESTMENTS 100.3% (cost $11,553,599)(w)		11,713,966
Liabilities in excess of other assets (0.3)%		(31,164)

Net Assets 100.0%		$ 11,682,802

See Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

(w)	PGIM Investments LLC, the manager of the Fund, also serves as the manager of the underlying funds in which the Fund invests.
Fair Value Measurements:
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.
Level 1—unadjusted quoted prices generally in active markets for identical securities.
Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.
Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.
The following is a summary of the inputs used as of April 30, 2018 in valuing such portfolio securities:

Prudential Day One 2045 Fund
Schedule of Investments as of April 30, 2018 (unaudited) (continued)
	Level 1	Level 2	Level 3
Investments in Securities
Affiliated Mutual Funds	$11,713,966	$—	$—
During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

Prudential Day One 2050 Fund
Schedule of Investments as of April 30, 2018 (unaudited)
Description	Shares	Value
Long-Term Investments 101.0%
Affiliated Mutual Funds
PGIM Core Conservative Bond Fund (Class R6)	11,212	$ 108,530
PGIM Global Real Estate Fund (Class R6)	11,567	270,797
PGIM Jennison Small-Cap Core Equity Fund (Class R6)	17,499	214,886
PGIM QMA Commodity Strategies Fund (Class R6)	15,018	162,491
PGIM QMA Emerging Markets Equity Fund (Class R6)	24,975	324,681
PGIM QMA International Developed Markets Index Fund (Class R6)	77,062	970,981
PGIM QMA Large-Cap Core Equity Fund (Class R6)	92,044	1,553,697
PGIM QMA Mid-Cap Core Equity Fund (Class R6)	27,970	320,821
PGIM QMA US Broad Market Index Fund (Class R6)	83,936	1,019,821
PGIM TIPS Fund (Class R6)	5,614	54,510
PGIM Total Return Bond Fund (Class R6)	26,907	380,194

Total Long-Term Investments (cost $5,285,151)		5,381,409
Short-Term Investment 0.5%
Affiliated Mutual Fund
PGIM Core Ultra Short Bond Fund (cost $27,220)	27,220	27,220

TOTAL INVESTMENTS 101.5% (cost $5,312,371)(w)		5,408,629
Liabilities in excess of other assets (1.5)%		(79,349)

Net Assets 100.0%		$ 5,329,280

See Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

(w)	PGIM Investments LLC, the manager of the Fund, also serves as the manager of the underlying funds in which the Fund invests.
Fair Value Measurements:
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.
Level 1—unadjusted quoted prices generally in active markets for identical securities.
Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.
Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.
The following is a summary of the inputs used as of April 30, 2018 in valuing such portfolio securities:

Prudential Day One 2050 Fund
Schedule of Investments as of April 30, 2018 (unaudited) (continued)
	Level 1	Level 2	Level 3
Investments in Securities
Affiliated Mutual Funds	$5,408,629	$—	$—
During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

Prudential Day One 2055 Fund
Schedule of Investments as of April 30, 2018 (unaudited)
Description	Shares	Value
Long-Term Investments 100.1%
Affiliated Mutual Funds
PGIM Global Real Estate Fund (Class R6)	11,423	$ 267,414
PGIM Jennison Small-Cap Core Equity Fund (Class R6)	17,279	212,190
PGIM QMA Commodity Strategies Fund (Class R6)	14,830	160,462
PGIM QMA Emerging Markets Equity Fund (Class R6)	28,774	374,062
PGIM QMA International Developed Markets Index Fund (Class R6)	84,552	1,065,356
PGIM QMA Large-Cap Core Equity Fund (Class R6)	90,886	1,534,153
PGIM QMA Mid-Cap Core Equity Fund (Class R6)	32,221	369,579
PGIM QMA US Broad Market Index Fund (Class R6)	82,882	1,007,015
PGIM Total Return Bond Fund (Class R6)	22,781	321,893

Total Long-Term Investments (cost $5,234,830)		5,312,124
Short-Term Investment 0.5%
Affiliated Mutual Fund
PGIM Core Ultra Short Bond Fund (cost $28,109)	28,109	28,109

TOTAL INVESTMENTS 100.6% (cost $5,262,939)(w)		5,340,233
Liabilities in excess of other assets (0.6)%		(31,791)

Net Assets 100.0%		$ 5,308,442

See Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

(w)	PGIM Investments LLC, the manager of the Fund, also serves as the manager of the underlying funds in which the Fund invests.
Fair Value Measurements:
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.
Level 1—unadjusted quoted prices generally in active markets for identical securities.
Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.
Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.
The following is a summary of the inputs used as of April 30, 2018 in valuing such portfolio securities:
	Level 1	Level 2	Level 3
Investments in Securities
Affiliated Mutual Funds	$5,340,233	$—	$—
During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

Prudential Day One 2060 Fund
Schedule of Investments as of April 30, 2018 (unaudited)
Description	Shares	Value
Long-Term Investments 100.1%
Affiliated Mutual Funds
PGIM Global Real Estate Fund (Class R6)	1,143	$ 26,759
PGIM Jennison Small-Cap Core Equity Fund (Class R6)	1,729	21,233
PGIM QMA Commodity Strategies Fund (Class R6)	1,484	16,057
PGIM QMA Emerging Markets Equity Fund (Class R6)	3,291	42,779
PGIM QMA International Developed Markets Index Fund (Class R6)	8,884	111,938
PGIM QMA Large-Cap Core Equity Fund (Class R6)	9,408	158,815
PGIM QMA Mid-Cap Core Equity Fund (Class R6)	3,224	36,983
PGIM QMA US Broad Market Index Fund (Class R6)	8,294	100,770
PGIM Total Return Bond Fund (Class R6)	1,140	16,102

Total Long-Term Investments (cost $520,621)		531,436
Short-Term Investment 4.7%
Affiliated Mutual Fund
PGIM Core Ultra Short Bond Fund (cost $24,755)	24,755	24,755

TOTAL INVESTMENTS 104.8% (cost $545,376)(w)		556,191
Liabilities in excess of other assets (4.8)%		(25,406)

Net Assets 100.0%		$ 530,785

See Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

(w)	PGIM Investments LLC, the manager of the Fund, also serves as the manager of the underlying funds in which the Fund invests.
Fair Value Measurements:
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.
Level 1—unadjusted quoted prices generally in active markets for identical securities.
Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.
Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.
The following is a summary of the inputs used as of April 30, 2018 in valuing such portfolio securities:
	Level 1	Level 2	Level 3
Investments in Securities
Affiliated Mutual Funds	$556,191	$—	$—
During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

Prudential Day One Income Fund
Schedule of Investments as of April 30, 2018 (unaudited)
Description	Shares	Value
Long-Term Investments 89.9%
Affiliated Mutual Funds
PGIM Core Conservative Bond Fund (Class R6)	76,939	$ 744,769
PGIM Global Real Estate Fund (Class R6)	13,606	318,523
PGIM Jennison Small-Cap Core Equity Fund (Class R6)	4,287	52,648
PGIM QMA Commodity Strategies Fund (Class R6)	24,534	265,457
PGIM QMA International Developed Markets Index Fund (Class R6)	20,980	264,352
PGIM QMA Large-Cap Core Equity Fund (Class R6)	34,213	577,513
PGIM QMA Mid-Cap Core Equity Fund (Class R6)	4,568	52,395
PGIM QMA US Broad Market Index Fund (Class R6)	25,976	315,605
PGIM TIPS Fund (Class R6)	143,121	1,389,698
PGIM Total Return Bond Fund (Class R6)	56,526	798,713

Total Long-Term Investments (cost $4,804,578)		4,779,673
Short-Term Investment 10.5%
Affiliated Mutual Fund
PGIM Core Ultra Short Bond Fund (cost $555,341)	555,341	555,341

TOTAL INVESTMENTS 100.4% (cost $5,359,919)(w)		5,335,014
Liabilities in excess of other assets (0.4)%		(20,541)

Net Assets 100.0%		$ 5,314,473

See Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

(w)	PGIM Investments LLC, the manager of the Fund, also serves as the manager of the underlying funds in which the Fund invests.
Fair Value Measurements:
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.
Level 1—unadjusted quoted prices generally in active markets for identical securities.
Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.
Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.
The following is a summary of the inputs used as of April 30, 2018 in valuing such portfolio securities:
	Level 1	Level 2	Level 3
Investments in Securities
Affiliated Mutual Funds	$5,335,014	$—	$—

Prudential Day One Income Fund
Schedule of Investments as of April 30, 2018 (unaudited) (continued)
During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

PGIM Jennison Diversified Growth Fund
Schedule of Investments as of April 30, 2018 (unaudited)
Description	Shares	Value
Long-Term Investments 98.7%
Common Stocks
Aerospace & Defense 4.9%
Boeing Co. (The)	22,510	$ 7,508,436
Northrop Grumman Corp.	5,984	1,927,087
Raytheon Co.	8,750	1,793,225
TransDigm Group, Inc.	2,137	685,058
		11,913,806
Air Freight & Logistics 0.5%
FedEx Corp.	5,241	1,295,575
Airlines 0.7%
Copa Holdings SA (Panama) (Class A Stock)	13,924	1,631,475
Auto Components 0.8%
Lear Corp.	10,613	1,984,313
Banks 3.1%
JPMorgan Chase & Co.	38,229	4,158,550
PNC Financial Services Group, Inc. (The)	23,439	3,412,953
		7,571,503
Beverages 0.9%
Constellation Brands, Inc. (Class A Stock)	9,589	2,235,484
Biotechnology 3.9%
AbbVie, Inc.	67,091	6,477,636
Gilead Sciences, Inc.	40,676	2,938,028
		9,415,664
Building Products 0.2%
Armstrong World Industries, Inc.*	10,571	591,976
Capital Markets 0.6%
Cboe Global Markets, Inc.	5,864	626,158
Goldman Sachs Group, Inc. (The)	2,952	703,550
		1,329,708
Chemicals 2.7%
Celanese Corp.	5,939	645,391
Chemours Co. (The)	20,908	1,012,156

PGIM Jennison Diversified Growth Fund
Schedule of Investments as of April 30, 2018 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Chemicals (cont’d.)
LyondellBasell Industries NV (Class A Stock)	19,501	$ 2,061,841
Monsanto Co.	23,383	2,931,527
		6,650,915
Commercial Services & Supplies 0.8%
Copart, Inc.*	37,729	1,927,197
Containers & Packaging 0.8%
International Paper Co.	11,139	574,327
Silgan Holdings, Inc.	46,441	1,303,599
		1,877,926
Food & Staples Retailing 0.3%
Costco Wholesale Corp.	3,331	656,740
Food Products 1.5%
Lamb Weston Holdings, Inc.	31,284	2,043,471
Pilgrim’s Pride Corp.*	72,151	1,558,462
		3,601,933
Health Care Equipment & Supplies 1.0%
ABIOMED, Inc.*	3,820	1,149,629
Intuitive Surgical, Inc.*	3,013	1,328,070
		2,477,699
Health Care Providers & Services 3.4%
Cigna Corp.	14,458	2,484,173
HCA Healthcare, Inc.	18,777	1,797,710
Humana, Inc.	2,381	700,443
McKesson Corp.	13,071	2,041,821
Premier, Inc. (Class A Stock)*	19,009	627,107
UnitedHealth Group, Inc.	2,781	657,428
		8,308,682
Hotels, Restaurants & Leisure 6.6%
Hilton Grand Vacations, Inc.*	43,183	1,856,869
Las Vegas Sands Corp.	8,459	620,299
Marriott International, Inc. (Class A Stock)	36,508	4,989,913
McDonald’s Corp.	34,426	5,764,290

PGIM Jennison Diversified Growth Fund
Schedule of Investments as of April 30, 2018 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Hotels, Restaurants & Leisure (cont’d.)
Wyndham Worldwide Corp.	5,321	$ 607,711
Wynn Resorts Ltd.	11,262	2,096,872
		15,935,954
Household Products 0.2%
Procter & Gamble Co. (The)	7,845	567,507
Insurance 1.3%
Allstate Corp. (The)	17,593	1,720,947
Progressive Corp. (The)	21,986	1,325,536
		3,046,483
Internet & Direct Marketing Retail 10.7%
Amazon.com, Inc.*	8,225	12,881,419
Booking Holdings, Inc.*	826	1,799,028
Netflix, Inc.*	30,957	9,672,824
Qurate Retail Group, Inc. QVC Group (Class A Stock)*	53,338	1,248,643
Wayfair, Inc. (Class A Stock)*	8,814	549,112
		26,151,026
Internet Software & Services 10.4%
Alibaba Group Holding Ltd. (China), ADR*(a)	52,017	9,287,115
Alphabet, Inc. (Class A Stock)*	7,589	7,730,004
Facebook, Inc. (Class A Stock)*	21,848	3,757,856
Tencent Holdings Ltd. (China), ADR	93,030	4,570,564
		25,345,539
IT Services 14.8%
Accenture PLC (Class A Stock)	22,948	3,469,738
Cognizant Technology Solutions Corp. (Class A Stock)	28,365	2,320,824
DXC Technology Co.	7,018	723,275
FleetCor Technologies, Inc.*	19,277	3,995,737
Genpact Ltd.	56,424	1,799,361
Mastercard, Inc. (Class A Stock)	44,608	7,952,268
PayPal Holdings, Inc.*	67,936	5,068,705
Square, Inc. (Class A Stock)*	12,097	572,672
Total System Services, Inc.	24,038	2,020,634
Visa, Inc. (Class A Stock)	63,337	8,036,199
		35,959,413

PGIM Jennison Diversified Growth Fund
Schedule of Investments as of April 30, 2018 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Life Sciences Tools & Services 1.4%
Bio-Techne Corp.	3,940	$ 594,585
Bruker Corp.	27,199	803,187
Illumina, Inc.*	2,518	606,662
PerkinElmer, Inc.	10,575	775,782
Waters Corp.*	2,996	564,476
		3,344,692
Machinery 0.2%
Caterpillar, Inc.	4,039	583,070
Oil, Gas & Consumable Fuels 0.8%
Diamondback Energy, Inc.*	6,312	810,776
Williams Cos., Inc. (The)	47,359	1,218,547
		2,029,323
Personal Products 3.4%
Estee Lauder Cos., Inc. (The) (Class A Stock)	29,560	4,377,541
Herbalife Nutrition Ltd.*	19,499	2,061,629
Nu Skin Enterprises, Inc. (Class A Stock)	24,481	1,741,823
		8,180,993
Pharmaceuticals 1.4%
Bristol-Myers Squibb Co.	64,396	3,356,963
Real Estate Management & Development 0.6%
CBRE Group, Inc. (Class A Stock)*	32,234	1,460,523
Semiconductors & Semiconductor Equipment 3.8%
Broadcom, Inc.	13,166	3,020,544
Micron Technology, Inc.*	49,441	2,273,297
NVIDIA Corp.	6,726	1,512,677
NXP Semiconductors NV (Netherlands)*	18,757	1,967,609
Texas Instruments, Inc.	5,729	581,093
		9,355,220
Software 9.6%
Adobe Systems, Inc.*	15,270	3,383,832
Microsoft Corp.	99,145	9,272,040
Red Hat, Inc.*	27,298	4,451,212
salesforce.com, Inc.*	29,639	3,586,023

PGIM Jennison Diversified Growth Fund
Schedule of Investments as of April 30, 2018 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Software (cont’d.)
SS&C Technologies Holdings, Inc.	12,437	$ 617,497
VMware, Inc. (Class A Stock)*	15,964	2,127,363
		23,437,967
Specialty Retail 0.5%
Home Depot, Inc. (The)	6,544	1,209,331
Technology Hardware, Storage & Peripherals 4.1%
Apple, Inc.	60,751	10,039,710
Textiles, Apparel & Luxury Goods 2.6%
Carter’s, Inc.	16,065	1,611,641
Kering SA (France), ADR	46,326	2,666,061
Michael Kors Holdings Ltd.*	28,960	1,981,443
		6,259,145
Trading Companies & Distributors 0.2%
United Rentals, Inc.*	3,518	527,700

Total Long-Term Investments (cost $173,606,700)		240,261,155
Short-Term Investments 5.2%
Affiliated Mutual Funds
PGIM Core Ultra Short Bond Fund(w)	3,410,571	3,410,571
PGIM Institutional Money Market Fund (cost $9,362,248; includes $9,345,781 of cash collateral for securities on loan)(b)(w)	9,363,160	9,363,160

Total Short-Term Investments (cost $12,772,819)		12,773,731

TOTAL INVESTMENTS 103.9% (cost $186,379,519)		253,034,886
Liabilities in excess of other assets (3.9)%		(9,562,670)

Net Assets 100.0%		$ 243,472,216

See Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $9,230,518; cash collateral of $9,345,781 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments.

PGIM Jennison Diversified Growth Fund
Schedule of Investments as of April 30, 2018 (unaudited) (continued)
(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(w)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.
Fair Value Measurements:
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.
Level 1—unadjusted quoted prices generally in active markets for identical securities.
Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.
Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.
The following is a summary of the inputs used as of April 30, 2018 in valuing such portfolio securities:
	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Aerospace & Defense	$ 11,913,806	$—	$—
Air Freight & Logistics	1,295,575	—	—
Airlines	1,631,475	—	—
Auto Components	1,984,313	—	—
Banks	7,571,503	—	—
Beverages	2,235,484	—	—
Biotechnology	9,415,664	—	—
Building Products	591,976	—	—
Capital Markets	1,329,708	—	—
Chemicals	6,650,915	—	—
Commercial Services & Supplies	1,927,197	—	—
Containers & Packaging	1,877,926	—	—
Food & Staples Retailing	656,740	—	—
Food Products	3,601,933	—	—
Health Care Equipment & Supplies	2,477,699	—	—
Health Care Providers & Services	8,308,682	—	—
Hotels, Restaurants & Leisure	15,935,954	—	—
Household Products	567,507	—	—
Insurance	3,046,483	—	—
Internet & Direct Marketing Retail	26,151,026	—	—
Internet Software & Services	25,345,539	—	—
IT Services	35,959,413	—	—
Life Sciences Tools & Services	3,344,692	—	—
Machinery	583,070	—	—
Oil, Gas & Consumable Fuels	2,029,323	—	—
Personal Products	8,180,993	—	—
Pharmaceuticals	3,356,963	—	—
Real Estate Management & Development	1,460,523	—	—
Semiconductors & Semiconductor Equipment	9,355,220	—	—
Software	23,437,967	—	—
Specialty Retail	1,209,331	—	—

PGIM Jennison Diversified Growth Fund
Schedule of Investments as of April 30, 2018 (unaudited) (continued)
	Level 1	Level 2	Level 3
Investments in Securities (continued)
Common Stocks (continued)
Technology Hardware, Storage & Peripherals	$ 10,039,710	$—	$—
Textiles, Apparel & Luxury Goods	6,259,145	—	—
Trading Companies & Distributors	527,700	—	—
Affiliated Mutual Funds	12,773,731	—	—
Total	$253,034,886	$—	$—
During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

PGIM Jennison Rising Dividend Fund
Schedule of Investments as of April 30, 2018 (unaudited)
Description	Shares	Value
Long-Term Investments 97.6%
Common Stocks
Aerospace & Defense 4.4%
Boeing Co. (The)	487	$ 162,444
General Dynamics Corp.	1,071	215,603
Lockheed Martin Corp.	732	234,855
		612,902
Air Freight & Logistics 2.4%
FedEx Corp.	1,350	333,720
Banks 13.7%
Bank of America Corp.	14,604	436,952
BB&T Corp.	5,540	292,512
East West Bancorp, Inc.	1,137	75,747
JPMorgan Chase & Co.	4,740	515,617
PNC Financial Services Group, Inc. (The)	2,540	369,850
SunTrust Banks, Inc.	3,433	229,324
		1,920,002
Beverages 5.2%
Coca-Cola Co. (The)	2,574	111,223
Constellation Brands, Inc. (Class A Stock)	1,548	360,885
Diageo PLC (United Kingdom), ADR	1,794	254,676
		726,784
Biotechnology 0.6%
AbbVie, Inc.	838	80,909
Capital Markets 4.0%
Affiliated Managers Group, Inc.	330	54,404
Goldman Sachs Group, Inc. (The)	761	181,369
Moelis & Co. (Class A Stock)	6,105	328,449
		564,222
Chemicals 2.5%
Air Products & Chemicals, Inc.	1,163	188,743
DowDuPont, Inc.	2,619	165,626
		354,369

PGIM Jennison Rising Dividend Fund
Schedule of Investments as of April 30, 2018 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Communications Equipment 2.3%
Cisco Systems, Inc.	7,408	$ 328,100
Diversified Consumer Services 1.9%
Service Corp. International	7,352	268,421
Electric Utilities 1.3%
NextEra Energy, Inc.	1,127	184,726
Electronic Equipment, Instruments & Components 0.6%
Universal Display Corp.	898	79,069
Equity Real Estate Investment Trusts (REITs) 1.7%
Crown Castle International Corp.	988	99,660
Equinix, Inc.	347	146,014
		245,674
Food & Staples Retailing 1.3%
Walmart, Inc.	2,104	186,120
Health Care Equipment & Supplies 2.0%
Abbott Laboratories	4,764	276,931
Health Care Providers & Services 1.6%
UnitedHealth Group, Inc.	934	220,798
Hotels, Restaurants & Leisure 3.3%
McDonald’s Corp.	718	120,222
MGM Resorts International	4,012	126,057
Starbucks Corp.	3,784	217,845
		464,124
Industrial Conglomerates 1.5%
3M Co.	194	37,712
Honeywell International, Inc.	1,242	179,692
		217,404
IT Services 6.8%
Accenture PLC (Class A Stock)	930	140,616
DXC Technology Co.	1,839	189,527

PGIM Jennison Rising Dividend Fund
Schedule of Investments as of April 30, 2018 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
IT Services (cont’d.)
Mastercard, Inc. (Class A Stock)	2,034	$ 362,601
Visa, Inc. (Class A Stock)	2,021	256,425
		949,169
Life Sciences Tools & Services 2.6%
Thermo Fisher Scientific, Inc.	1,715	360,750
Machinery 0.2%
Deere & Co.	202	27,337
Media 2.3%
Time Warner, Inc.	1,448	137,270
Twenty-First Century Fox, Inc. (Class A Stock)	4,939	180,570
		317,840
Multi-Utilities 3.1%
Public Service Enterprise Group, Inc.	4,218	219,968
Sempra Energy	1,906	213,091
		433,059
Oil, Gas & Consumable Fuels 8.6%
Anadarko Petroleum Corp.	2,512	169,108
Marathon Petroleum Corp.	1,802	134,988
ONEOK, Inc.	4,743	285,623
Royal Dutch Shell PLC (Netherlands) (Class A Stock), ADR	2,153	150,495
Suncor Energy, Inc. (Canada)	12,050	460,671
		1,200,885
Pharmaceuticals 5.6%
Allergan PLC	532	81,742
AstraZeneca PLC (United Kingdom), ADR	4,733	168,163
Bristol-Myers Squibb Co.	4,353	226,922
Eli Lilly & Co.	1,754	142,197
Pfizer, Inc.	4,679	171,298
		790,322

PGIM Jennison Rising Dividend Fund
Schedule of Investments as of April 30, 2018 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Road & Rail 3.6%
CSX Corp.	2,790	$ 165,698
J.B. Hunt Transport Services, Inc.	2,862	336,085
		501,783
Semiconductors & Semiconductor Equipment 3.7%
Intel Corp.	5,380	277,716
NVIDIA Corp.	1,047	235,470
		513,186
Software 5.4%
Intuit, Inc.	1,799	332,437
Microsoft Corp.	4,559	426,358
		758,795
Specialty Retail 3.6%
Home Depot, Inc. (The)	1,211	223,793
TJX Cos., Inc. (The)	3,397	288,235
		512,028
Textiles, Apparel & Luxury Goods 1.8%
NIKE, Inc. (Class B Stock)	1,044	71,399
Tapestry, Inc.	3,346	179,915
		251,314

Total Long-Term Investments (cost $11,441,042)		13,680,743
Short-Term Investment 1.2%
Affiliated Mutual Fund
PGIM Core Ultra Short Bond Fund (cost $167,151)(w)	167,151	167,151

TOTAL INVESTMENTS 98.8% (cost $11,608,193)		13,847,894
Other assets in excess of liabilities 1.2%		164,262

Net Assets 100.0%		$ 14,012,156

See Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

(w)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Ultra Short Bond Fund.

PGIM Jennison Rising Dividend Fund
Schedule of Investments as of April 30, 2018 (unaudited) (continued)
Fair Value Measurements:
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.
Level 1—unadjusted quoted prices generally in active markets for identical securities.
Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.
Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.
The following is a summary of the inputs used as of April 30, 2018 in valuing such portfolio securities:
	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Aerospace & Defense	$ 612,902	$—	$—
Air Freight & Logistics	333,720	—	—
Banks	1,920,002	—	—
Beverages	726,784	—	—
Biotechnology	80,909	—	—
Capital Markets	564,222	—	—
Chemicals	354,369	—	—
Communications Equipment	328,100	—	—
Diversified Consumer Services	268,421	—	—
Electric Utilities	184,726	—	—
Electronic Equipment, Instruments & Components	79,069	—	—
Equity Real Estate Investment Trusts (REITs)	245,674	—	—
Food & Staples Retailing	186,120	—	—
Health Care Equipment & Supplies	276,931	—	—
Health Care Providers & Services	220,798	—	—
Hotels, Restaurants & Leisure	464,124	—	—
Industrial Conglomerates	217,404	—	—
IT Services	949,169	—	—
Life Sciences Tools & Services	360,750	—	—
Machinery	27,337	—	—
Media	317,840	—	—
Multi-Utilities	433,059	—	—
Oil, Gas & Consumable Fuels	1,200,885	—	—
Pharmaceuticals	790,322	—	—
Road & Rail	501,783	—	—
Semiconductors & Semiconductor Equipment	513,186	—	—
Software	758,795	—	—
Specialty Retail	512,028	—	—
Textiles, Apparel & Luxury Goods	251,314	—	—
Affiliated Mutual Fund	167,151	—	—
Total	$13,847,894	$—	$—
During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

Glossary:
The following abbreviations are used in the quarterly schedule of portfolio holdings:
Other:
ADR — American Depositary Receipt
REITs — Real Estate Investment Trusts

Effective June 11, 2018, the Funds’ names, excluding the Prudential Day One Funds, were changed by replacing “Prudential” with “PGIM” in each Fund’s name.
Notes to Schedules of Investments (unaudited)
Securities Valuation: Each Fund holds securities and other assets and liabilities that are fair valued at the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Trustees (the “Board”) has adopted valuation procedures for security valuation under which fair valuation responsibilities have been delegated to PGIM Investments LLC (“PGIM Investments” or “the Manager”). Under the current valuation procedures, the Valuation Committee is responsible for supervising the valuation of portfolio securities and other assets and liabilities. The valuation procedures permit the Funds to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly scheduled quarterly meeting.
For the fiscal reporting period-end, securities and other assets and liabilities were fair valued at the close of the last U.S. business day. Trading in certain foreign securities may occur when the NYSE is closed (including weekends and holidays). Because such foreign securities trade in markets that are open on weekends and U.S. holidays, the values of some of the Fund’s foreign investments may change on days when investors cannot purchase or redeem Fund shares.
Various inputs determine how each Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of Investments.
Common and preferred stocks, exchange-traded funds, and derivative instruments, such as futures or options, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 2 in the fair value hierarchy. In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as level 2 in the fair value hierarchy.

Foreign equities traded on foreign securities exchanges are generally valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy. The models generate an evaluated adjustment factor for each security, which is applied to the local closing price to adjust it for post closing market movements. Utilizing that evaluated adjustment factor, the vendor provides an evaluated price for each security. If the vendor does not provide an evaluated price, securities are valued in accordance with exchange-traded common and preferred stock valuation policies discussed above.
Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.
Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.
When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the Manager regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.
Each Fund may invest up to 15% of its net assets in illiquid securities, including those that are restricted as to disposition under securities law (“restricted securities”). Restricted securities are valued pursuant to the valuation procedures noted above.
Certain Funds may invest their overnight sweep cash in the PGIM Core Ultra Short Bond Fund and their securities lending cash collateral in the PGIM Institutional Money Market Fund, each a series of the Prudential Investment Portfolios 2, registered under the Investment Company Act of 1940, as amended, and managed by PGIM Investments.
Other information regarding the Funds is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov)

Item 2. Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)    Prudential Investment Portfolios 5

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary of the Fund

Date    June 25, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date    June 25, 2018

By (Signature and Title)*	/s/ M. Sadiq Peshimam
M. Sadiq Peshimam
Treasurer and Principal Financial and Accounting Officer

Date    June 25, 2018

* Print the name and title of each signing officer under his or her signature.